THE COMPANY AND NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2023
THE COMPANY AND NATURE OF BUSINESS
THE COMPANY AND NATURE OF BUSINESS

Note 1 – THE COMPANY AND NATURE OF BUSINESS

Kenilworth Systems Corporation hereinafter referred to as “Kenilworth”, the “Company” or “we”, was incorporated on April 25, 1968, under the laws of the State of New York. Kenilworth has been a publicly traded Company since August 1968 formerly on the National NASDAQ Market, presently on the OTC Pink Sheet Market since emerging from Bankruptcy Proceedings in September 1998. Kenilworth has since been presented as a Development Stage Company, a designation we still ardently object to.